NONCONTROLLING INTERESTS	9 Months Ended
Sep. 30, 2018
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS
10. NONCONTROLLING INTERESTS

The following table presents income attributable to our noncontrolling interests as outlined below:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
	(in millions)
Eastern Access	$27	$37	$88	$114
U.S. Mainline Expansion	28	39	90	108
North Dakota Pipeline Company	9	3	9	19
U.S. Line 3 Replacement Program	11	8	36	19
Enbridge Holdings (DakTex) L.L.C.	28	16	70	21
Midcoast Energy Partners, L.P. - discontinued operations	—	—	—	(19)
Total	$103	$103	$293	$262